Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
OPERATING EXPENSES:
Selling and marketing		$ 262,664	$ 25,275	$ 1,576
General and administrative (including share-based compensation of $0.9 million, $1.5 million and nil for the year ended June 30, 2023, 2022 and 2021 respectively)		4,429,379	5,080,341	941,463
Research and development (including share-based compensation of $0.03 million, $1.2 million and nil for the year ended June 30, 2023, 2022 and 2021 respectively)		1,581,628	2,512,154	438,323
Total operating expenses		6,273,671	7,617,770	1,381,362
LOSS FROM OPERATIONS		(6,273,671)	(7,617,770)	(1,381,362)
OTHER INCOME, NET		211,342	23,215	34,617
LOSS BEFORE INCOME TAXES		(6,062,329)	(7,594,555)	(1,346,745)
PROVISION FOR INCOME TAXES
NET LOSS		(6,062,329)	(7,594,555)	(1,346,745)
NET LOSS ATTRIBUTABLE TO:
Shareholders of the Company		(5,871,130)	(7,445,943)	(1,346,745)
Non-controlling interest		(191,199)	(148,612)
NET LOSS		(6,062,329)	(7,594,555)	(1,346,745)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		(86,658)
COMPREHENSIVE LOSS		(6,148,987)	(7,594,555)	(1,346,745)
NET COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company		(5,957,788)	(7,445,943)	(1,346,745)
Non-controlling interest		(191,199)	(148,612)
COMPREHENSIVE LOSS		$ (6,148,987)	$ (7,594,555)	$ (1,346,745)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Weighted Average Number of Ordinary Shares Basic (in Shares)	[1]	13,012,866	12,805,707	10,000,000
LOSS PER SHARE
Loss Per Share Basic (in Dollars per share)	[1]	$ (0.45)	$ (0.58)	$ (0.13)

[1]	Giving retroactive effect to the 1000-for-1 share split effected on May 31, 2021